UNAUDITED CONDENSED CONSOLIDATED STATEMENTS OF OPERATIONS - USD ($) $ in Millions	3 Months Ended		6 Months Ended
	Jun. 30, 2023	Jun. 30, 2022	Jun. 30, 2023	Jun. 30, 2022
Net premiums	$ 1,099	$ 1,201	$ 1,899	$ 1,310
Other policy revenue	103	31	200	31
Net investment income	440	195	840	251
Investment related gains (losses), net	292	(135)	186	(107)
Net investment results from funds withheld	106	(12)	118	73
Total revenues	2,040	1,280	3,243	1,558
Policyholder benefits and claims incurred	(1,133)	(1,148)	(1,875)	(1,253)
Interest sensitive contract benefits	(316)	(18)	(557)	(36)
Commissions for acquiring and servicing policies	(213)	(62)	(393)	(62)
Net change in deferred policy acquisition costs	250	18	362	38
Change in fair value of market risk benefit	14	55	8	67
Other reinsurance expenses	(23)	(10)	(37)	(14)
Operating expenses	(186)	(75)	(362)	(92)
Interest expense	(60)	(18)	(120)	(23)
Total benefits and expenses	(1,667)	(1,258)	(2,974)	(1,375)
Net income before income taxes	373	22	269	183
Income tax recovery (expense)	(13)	3	(2)	(2)
Net income	360	25	267	181
Attributable to:
Net income	360	25	267	181
Non-controlling interests	(3)	(2)	2	(2)
Net income	$ 360	$ 25	$ 267	$ 181
Net income per class C share, Basic (in USD per share)	$ 8.07	$ 0.53	$ 5.04	$ 6.55
Class A exchangeable and Class B shareholders
Attributable to:
Net income	$ 1	$ 1	$ 2	$ 3
Class C shareholders
Attributable to:
Net income	$ 362	$ 26	$ 263	$ 180